SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Significant accounting policies
Schedule of estimated useful lives:

Software and electronic equipment	3-5 years
Buildings	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Schedule of deferred revenue and refund liability

	As of December 31,
	2023	2024
	US$	US$
Accounts receivables	60,727	62,965
Amounts due from a related party	4,984	497
Deferred revenue	7,603	4,946
Refund liability (sales return)	1,388	1,377

Concentration credit risk
Significant accounting policies
Schedule of concentration risk:

	As of December 31,
	2023		2024
	US$		US$
Company A	—	—%	11,953	19.0%
Company B	12,700	20.9%	9,339	14.8%
Company C	14,589	24.0%	8,319	13.2%
Company D	9,317	15.3%	6,579	10.4%
Total	36,606	60.2%	36,190	57.4%